As filed with the Securities and Exchange                                                   Registration No. 333-167680

Commission on May 21, 2015                                                                   Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 9 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code: (860) 580-2824

J. Neil McMurdie, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on _______ pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Deferred Fixed and Variable Annuity Contracts

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2015 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 9 by reference to Registrant’s filing under Rule 485(b) as filed on April 10, 2015.

A supplement dated May 21, 2015 to the Prospectus is included in Part A of this Post-Effective Amendment No. 9.

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Supplement Dated May 21, 2015

This supplement updates the Contract Prospectus and Contract Prospectus Summary for Multiple Sponsored Retirement Options II, and provides specific information relative to the Contracts offered to the Florida University System Optional Retirement Program (“SUSORP”) and the Florida Senior Management Service Optional Annuity Program (“SMSOAP”). The SUSORP and SMSOAP are collectively referred to herein as the “Program”. Please keep this with your Contract Prospectus and Contract Prospectus Summary for future reference.

Fixed Interest Option:

The fixed interest option available through the contract under the Program is the Fixed Plus Account II. See Appendix II in the Contract Prospectus for information about Fixed Plus Account II.

Variable Investment Options:

The following funds are added to the list of available funds under the contract on page 2 of the Contract Prospectus and Contract Prospectus Summary, and are only available through the Program:

The Funds*

Aberdeen International Equity Fund (Institutional Class)

Delaware Smid Cap Growth Fund (Institutional Class)

DFA Emerging Markets Core Equity Portfolio (Institutional Class Shares)

DFA Inflation-Protected Securities Portfolio (Institutional Class Shares)

DFA U.S. Targeted Value Portfolio (Institutional Class Shares)

Metropolitan West Total Return Bond Fund (Class I)

Neuberger Berman Socially Responsive Fund (Institutional Shares)

T. Rowe Price Institutional Large-Cap Growth Fund

Touchstone Value Fund (Institutional Class)

*See “MORE INFORMATION ABOUT THE FUNDS” for details about each fund’s investment adviser/subadviser and investment objective. The funds are available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under a 403(b) or Roth 403(b) annuity contract.

X.167680-15	Page 1 of 5	May 2015

FEE TABLE The Maximum Periodic Fees and Charges subsection of the Fee Table in the Contract Prospectus and Contract Prospectus Summary is deleted and replaced with the following:

	Applicable to Texas K-12 contracts	Applicable to contracts under the SUSORP and SMSOAP Program	Applicable to all other contracts
Maximum Annual Maintenance Fee[4]	$0.00	$75[5]	$50
Separate Account Annual Expenses[4] (as a percentage of average account value)
Maximum Mortality and Expense Risk Charge[6]	1.25%	0%	1.50%
Maximum Administrative Expense Charge	0.25%[7]	0%	0.25%[8]
Maximum Total Separate Account Expenses	1.50%	0%	1.75%

_______________

4 These fees may be waived, reduced or eliminated in certain circumstances. See “FEES.”

5 This fee may be reduced based upon certain criteria such as number of participants in the Program.

6 A charge for the guaranteed death benefit, if any, is included in the mortality and expense risk charge. See “DEATH

BENEFIT.”

7 We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25%

annually. See “FEES – Administrative Expense Charge.”

8 We may not impose this charge. We reserve the right, however, to charge up to 0.25% annually. See “FEES –

Administrative Expense Charge.”

Fund Fees and Expenses

The Fund Fees and Expenses subsection of the Fee Table is deleted and replaced with the following:

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Applicable to Texas K-12 Contracts		Applicable to the contracts under the SUSORP and SMSOAP Program		Applicable to all other contracts
	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	0.27%	1.44%	0.12%	1.03%	0.27%	1.51%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

X.167680-15	Page 2 of 5	May 2015

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include transaction expenses (assuming no loans), maintenance fees (converted to a percentage of assets equal to 0.250%) for all contracts other than contracts under the SUSORP and SMSOAP Program, and 0.608% for contracts under the SUSORP and SMSOAP Program, and the fund fees and expenses applicable to each type of contract.

Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 Contracts	$960	$1,494	$2,046	$3,261	$297	$910	$1,548	$3,261
Applicable to contracts under the SUSORP and SMSOAP Program	$167	$517	$891	$1,941	$167	$517	$891	$1,941
Applicable to all other contracts	$861	$1,600	$2,252	$3,783	$354	$1,077	$1,822	$3,783

Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 Contracts	$851	$1,162	$1,487	$2,084	$180	$557	$959	$2,084
Applicable to contracts under the SUSORP and SMSOAP Program	$74	$233	$405	$904	$74	$233	$405	$904
Applicable to all other contracts	$744	$1,252	$1,673	$2,606	$230	$709	$1,215	$2,606

* This example will not apply if, during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

X.167680-15	Page 3 of 5	May 2015

FEES

The maximum amount of the Annual Maintenance Fee, as shown in the “Periodic Fees and Charges” subsection of the Fees section in the Contract Prospectus and Contract Prospectus Summary is deleted and replaced with the following:

Annual Maintenance Fee

Maximum Amount. $0 for Texas K-12 contracts

$75.00 for contracts under the SUSORP and SMSOAP Program

$50.00 for all other contracts

MORE INFORMATION ABOUT THE FUNDS

The following information about the funds available through contracts under the SUSORP and SMSOAP Program is added to APPENDIX V of the Contract Prospectus and Contract Prospectus Summary.

Fund Name Investment Adviser/Subadviser(s)	Investment Objective(s)
Aberdeen International Equity Fund Investment Adviser: Aberdeen Asset Management Inc. Subadviser: Aberdeen Asset Managers Limited (“AAML”)	Seeks long-term capital appreciation by investing primarily in equity securities of companies located in Europe, Australasia, the Far East and other regions, including emerging countries.
Delaware Smid Cap Growth Fund Investment Adviser: Delaware Management Company Subadviser: Jackson Square Partners, LLC (JSP)	Seeks long-term capital appreciation.
DFA Emerging Markets Core Equity Portfolio Investment Adviser: Dimensional Fund Advisors LP Subadvisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	Achieve long-term capital appreciation.
DFA Inflation-Protected Securities Portfolio Investment Adviser: Dimensional Fund Advisors LP	Provide inflation protection and earn current income consistent with inflation-protected securities.
DFA U.S. Targeted Value Portfolio Investment Adviser: Dimensional Fund Advisors LP	Achieve long-term capital appreciation.
Metropolitan West Total Return Bond Fund Investment Adviser: Metropolitan West Asset Management, LLC	Seeks to maximize long-term total return.

X.167680-15	Page 4 of 5	May 2015

Fund Name Investment Adviser/Subadviser(s)	Investment Objective(s)
Neuberger Berman Socially Responsive Fund Investment Adviser: Neuberger Berman Management LLC Subadviser: Neuberger Berman LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
T. Rowe Price Institutional Large-Cap Growth Fund Investment Adviser: T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks to provide long-term capital appreciation through investments in common stocks of growth companies.
Touchstone Value Fund Investment Adviser: Touchstone Advisors, Inc. Subadviser: Barrow, Hanley, Mewhinney & Strauss, LLC	Seeks to provide investors with long-term capital growth.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.167680-15	Page 5 of 5	May 2015

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(2)	Incorporated by reference in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2014
-	Statements of Operations for the year ended December 31, 2014
-	Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2014 and 2013
-	Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2014, 2013 and 2012
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2014, 2013 and 2012
-	Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012
-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
(2)	Not applicable
(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January1, 2010) between Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(3.5)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010, as amended by and between Directed Services LLC and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.7)

Intercompany Agreement dated December 22, 2010 (effective January1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.8)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(3.9)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(4.1)

Endorsement E-MMLOAN-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(4.2)

Endorsement E-MMGDB-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(4.3)

Endorsement E-MMGDBP-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(4.4)	Endorsement E-MMTC-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.
(4.5)	Endorsement E-MMFA-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.
(4.6)	Endorsement E-EQWA-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.
(4.7)

Endorsement E-LIF-10(XC) to Contracts G-CDA(12/99) and G-CDA-10 and Contract Certificates C-CDA(12/99) and C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2011.

(4.8)	Variable Annuity Contract G-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(4.9)

Variable Annuity Contract Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.

(4.10)	Endorsement E-RO457-11 to Contracts G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 5, 2011.
(4.11)

Endorsement EVNMCHG (09/14) to Contracts G-CDA-10 and G-CDA(12/99) and Certificates C-CDA-10 and C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(5)

Variable Annuity Contract Application (155634 (07/10)) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of December 1, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Aberdeen Fund Distributors, LLC

(8.2)

(Retail) First Amendment dated as of May 17, 2011 to the Selling and Services Agreement and Fund Participation Agreement dated December 1, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Aberdeen Fund Distributors LLC

(8.3)

(Retail) Second Amendment dated as of March 1, 2012 to the Selling and Services Agreement and Fund Participation Agreement dated December 1, 2009, as amended by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Aberdeen Fund Distributors LLC

(8.4)

(Retail) Third Amendment dated as of May, 17, 2012 to the Selling and Services Agreement and Fund Participation Agreement dated December 1, 2009, as amended by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services LLC, ING Financial Advisers, LLC and Aberdeen Fund Distributors LLC

(8.5)

Rule 22c-2 Agreement made and entered into December 1, 2009 between Aberdeen Fund Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc.

(8.6)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated May 1, 2008 between ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc. (Amana Funds) • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.7)

Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.8)

(Retail) Amended and Restated Selling and Services Agreement and Fund Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.9)

(Retail) First Amendment dated February 5, 2009 to the Amended and Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated and amended on October 1, 2009 and July 8, 2011 • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.10)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.11)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into June 27, 2008 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, American Beacon Advisors, Inc. and Foreside Fund Services, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.12)

(Retail) American Beacon Advisors, Inc. Assignment of Selling and Services Agreement and Fund Participation Agreement Letter dated June 24, 2008 agreed and consented to by ING Life Insurance and Annuity Company and ING Financial Advisors, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.13)

(Retail) First Amendment dated February 9, 2009 to the Selling and Services Agreement and Participation Agreement dated June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and American Beacon Advisers, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.14)

(Retail) Second Amendment dated July 14, 2009 to the Selling and Services Agreement and Participation Agreement dated June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and American Beacon Advisers, Inc. and amended on February 9, 2009 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.15)

(Retail) Third Amendment dated January 25, 2010 to the Selling and Services Agreement and Participation Agreement dated June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and American Beacon Advisers, Inc. and amended on February 9, 2009 and July 14, 2009 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.16)

(Retail) American Beacon Advisors, Inc. Assignment of Rule 22c-2 Agreement Letter dated June 24, 2008 agreed and consented to by ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.17)

Rule 22c-2 Agreement dated June 19, 2008 between American Beacon Advisors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.18)

(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation, and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.19)

(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company and American Century Investment Services, Inc. and amended on October 1, 2004 and April 1, 2007 • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2004, and by reference to Post-Effective Amendment No. 48 (File No. 033-75962), as filed on April 10, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008.

(8.20)

(Retail) Fourth Amendment dated July 1, 2013 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company, American Century Investment Services, Inc. and American Century Services LLC and amended on November 7, 2003, October 1, 2004 and April 1, 2007 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.21)

(Retail) Novation Agreement dated February 16, 2010 to Fund Participation Agreement dated as of July 1, 2000 between American Century Investment Services, Inc., American Century Services, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.22)

Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.23)

(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.24)

(Retail) First Amendment is made and entered into as of January 3, 2006 to the Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company and amended on November 1, 2006, February 1, 2007, October 1, 2008, January 30, 2009, May 1, 2009 and December 1, 2010, February 1, 2011 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 333-01107), as filed on November 18, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-167680), as filed on February 11, 2011, and by reference to Post-Effective Amendment No. 58 (File No. 033-75962), as filed on December 16, 2011.

(8.25)

(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.26)

(Retail) Supplemental Selling Group Agreement by and among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.27)

(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group Agreement dated June 30, 2000 and effective January 1, 2003 between American Funds Distributors, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.28)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.29)

(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.30)

(Retail) First Amendment made and entered into as of October 1, 2000 to Fund Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company on its own behalf and on behalf of its Separate Account F and amended on May 1, 2002 and January 1, 2009 • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Post-Effective Amendment No. 12 (File No. 333-109860), as filed on April 15, 2009.

(8.31)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.32)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.33)

(Retail) First Amendment effective February 4, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advi sers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.34)

(Retail) Letter Agreement dated October 28, 2011 to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among Artisan Partners, Distributors LLC, Artisan Partners Limited Partnership, Artisan Partners Funds, Inc., ING Institutional Plan Services, LLC, ING Investment Advisors, LLC, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2012.

(8.35)

Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16, 2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.36)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 19, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Aston Asset Management, LLC, Aston Funds and PFPC Distributors, Inc. • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(8.37)

Rule 22c-2 Agreement made and entered into as of March 19,2010 between Aston Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(8.38)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2014 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Schwartz Investment Counsel, Inc. (Adviser for Ave Maria) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.39)

Rule 22c-2 Agreement made and entered into as of March 11, 2014 between Schwartz Investment Counsel, Inc. (Ave Maria), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.40)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and BlackRock Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.41)

(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 by and between ING Institutional Plan Services, LLC, ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 3, 2010.

(8.42)

(Retail) Second Amendment dated as of April 29, 2013 and effective January 1, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 and amended on July 21, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.43)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.44)

First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective January 1, 2013 by and among ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Systematized Benefits Administrators Inc., ING Institutional Plan Services, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.45)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.46)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.47)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.48)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated May 26, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Davis Distributors, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.49)

(Retail) First Amendment dated January 7, 2009 to the Selling and Services Agreement and Participation Agreement dated May 26, 2006 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Davis Distributors, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.50)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Davis Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.51)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Delaware Service Company, Inc.

(8.52)	(Retail) Schedule A-1 (Delaware Investments Fund List) dated April 17, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009
(8.53)	(Retail) Schedule A-1 (Delaware Investments Fund List) dated September 30, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009
(8.54)	(Retail) Schedule A-1 (Delaware Investments Fund List) dated August 1, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009
(8.55)	Rule 22c-2 Agreement made and entered into March 17, 2009 between Delaware Service Company, Inc., ING Life Insurance and Annuity Company and ING National Trust
(8.56)

(Retail) DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008 between ING Financial Advisers, LLC, ING Life Insurance and Annuity Company, DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.

(8.57)

(Retail) Amendment No. 1 dated May 20, 2009 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008 by and among ING Financial Advisers, LLC, ING Life Insurance and Annuity Company, DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.

(8.58)

(Retail) Amendment No. 2 dated May 1, 2012 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008, as amended on May 20, 2009 by and among ING Financial Advisers, LLC, ING Life Insurance and Annuity Company, DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.

(8.59)	(Retail) Schedule B (Portfolios) dated April 15, 2009 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008
(8.60)	(Retail) Schedule B (Portfolios) dated April 24, 2009 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008
(8.61)	(Retail) Schedule B (Portfolios) dated August 30, 2012 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008
(8.62)	(Retail) Schedule B (Portfolios) dated January 25, 2013 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008

(8.63)	(Retail) Schedule B (Portfolios) dated March 26, 2015 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008
(8.64)	Rule 22c-2 Agreement dated July 9, 2008 between DFA Investment Dimension Group, Dimensional Investment Group Inc., ING Life Insurance and Annuity Company and ING National Trust
(8.65)

(Retail) Fund Participation Agreement effective October 1, 2000 between Aetna Life Insurance and Annuity Company and Bankers Trust Company (Scudder) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.66)

(Retail) Services Agreement made and entered into as of March 7, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Bankers Trust Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.67)

(Retail) First Amendment dated July 1, 2000 to the Services Agreement dated March 7, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Bankers Trust Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.68)

(Retail) Second Amendment dated August 1, 2005 to the Services Agreement dated March 7, 2000 by and among ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Scudder Investments Service Company (formerly Bankers Trust Company), as amended on July 1, 2000 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.69)

(Retail) Third Amendment dated May 1, 2006 to the Services Agreement dated March 7, 2000 by and among ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and DWS Scudder Investments Service Company (formerly Scudder Investments Service Company and Bankers Trust Company), as amended on July 1, 2000 and August 1, 2005 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.70)

(Retail) Fourth Amendment dated February 2, 2009 to the Services Agreement dated March 7, 2000 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLC, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and DWS Investments Service Company (formerly DWS Scudder Investments Service Company, DWS Scudder Investments Service Company and Bankers Trust Company), as amended on July 1, 2000, August 1, 2005 and May 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.71)

(Retail) Fifth Amendment dated December 1, 2009 to the Services Agreement dated March 7, 2000 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLC, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and DWS Investments Service Company (formerly DWS Scudder Investments Service Company, DWS Scudder Investments Service Company and Bankers Trust Company), as amended on July 1, 2000, August 1, 2005, May 1, 2006 and February 2, 2009 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.72)

(Retail) Seventh Amendment dated September 15, 2014 to the Services Agreement dated March 7, 2000 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and DeAWM Service Company (formerly DWS Investments Service Company, DWS Scudder Investments Service Company, DWS Scudder Investments Service Company and Bankers Trust Company), as amended on July 1, 2000, August 1, 2005, May 1, 2006, February 2, 2009, December 1, 2009 and January 1, 2014 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.73)

Rule 22c-2 Agreement dated March 19, 2007 and effective as of October 16, 2007 between DWS Scudder Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 9, 20 10.

(8.74)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.75)

First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.76)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Product Fund V and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.77)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004, and by reference to Post-Effective Amendment No. 47 (File No. 033-75962), as filed on November 21, 2006.

(8.78)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.79)

First Amendment effective as of April 1, 2005 to Service Contract dated June 20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and amended on April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.80)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.81)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.82)

Amendment effective June 5, 2007 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. and amended on November 17, 2011 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.83)

Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and ING Financial Advisers, LLC and amended on June 5, 2007 and November 17, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.84)

Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation Agreement dated December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Insurance and Annuity company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), and amended on June 5, 2007, November 17, 2011 and August 12, 2013 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.85)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006

(8.86)

Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.87)

Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on May 17, 2006 and November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.88)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.89)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.90)

(Retail) Fifth Amendment dated July 1, 2013 to the Master Shareholder Services Agreement dated August 28, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Franklin Templeton Investor Services, LLC and Franklin Templeton Distributors, Inc. and amended on November 13, 2000, February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.91)

(Retail) Amendment dated November 13 , 2000 to the Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, LLC, and Aetna Life Insurance and Annuity Company and amended on February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Pre-Effective Amendment No. 40 (File No. 333-01107), as filed on October 24, 2005, and by reference to Post-Effective Amendment No. 58 (File No. 333-01107), as filed on December 3, 2010.

(8.92)

Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.93)

(Retail) Fund Participation Agreement dated October 1, 2000 between Aetna Life Insurance and Annuity Company and Goldman, Sachs & Co. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.94)

(Retail) First Amendment dated September 11, 2009 to the Fund Participation Agreement dated October 1, 2000 by and between ING Life Insurance and Annuity Company, Goldman Sachs Trust and Goldman, Sachs & Co. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.95)

(Retail) Services Agreement dated May 1, 1999 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Goldman, Sachs & Co. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.96)

(Retail) First Amendment dated September 1, 2004 to the Services Agreement dated May 1, 1999 by and among ING Financial Advisers, LLC, ING Life Insurance and Annuity Company and Goldman, Sachs & Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.97)

(Retail) Second Amendment dated July 29, 2009 to the Services Agreement dated May 1, 1999 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, and Goldman, Sachs & Co. and amended on September 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.98)

Rule 22c-2 Agreement entered into as of April 16, 2007 and is effective as of October 16, 2007 between Goldman, Sachs & Co., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.99)

Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, The GCG Trust and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August 1, 2003.

(8.100)

Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.101)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.102)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005, December 7, 2005 and April 28, 2006 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005, and by reference to Post-Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration (File No. 333-134760), as filed on June 6, 2006.

(8.103)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.104)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, December 7, 2005 and April 28, 2006 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No.28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration Statement (File No. 333-134760), as filed on June 6, 2006.

(8.105)

Second Amendment effective as of April 1, 2015 to Participation Agreement dated January 30, 1998 as amended by and among Aetna Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company), Aetna Series Fund, Inc. (now known as Voya Series Fund, Inc.) and Aeltus Investment Management, Inc. (now known as Voya Investments, LLC) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.106)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.107)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. and amended on December 31, 1999, February 11, 2000, May 1, 2000, February 27, 2001 and June 19, 2001 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as filed on April 4. 2000, and by reference to Post-Effective Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.

(8.108)

Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.109)

Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on February 11, 2000, May 1, 2000 and June 26, 2001 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.

(8.110)

Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust (renamed ING Variable Products Trust), Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

(8.111)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.112)

Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.113)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.114)

(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.115)

(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds (renamed Invesco Equity Funds), AIM Distributors, Inc. (renamed Invesco Distributors, Inc.), and ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) and amended on March 31, 2011 and January 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21, 2004, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.116)

(Retail) Fourth Amendment dated September 24, 2012 to Participation Agreement dated as of October1, 2000 and amended on January 1, 2003, March 31, 2011 and January 1, 2012 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, Inc., Invesco Investment Services, Inc. and Invesco Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.117)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.118)

(Retail) Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Ivy Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.119)

(Retail) First Amendment dated as of November 17, 2014 and effective July 31, 2014 to the Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and Ivy Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.120)

Rule 22c-2 Agreement made and entered into July 15, 2009 between Ivy Funds Distributor, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.121)

Services Agreement and Fund Participation Agreement dated as of December 7, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and JPMorgan Trust I, JPMorgan Trust II, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Group, J.P. Morgan Mutual Fund Investment Trust, Undiscovered Managers Funds, and JPMorgan Value Opportunities Fund Inc. and J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.122)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007, among JPMorgan Distribution Services, Inc. and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.123)

(Retail) Selling and Services Agreement dated February 1, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Legg Mason Wood Walker, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.124)

(Retail) Amendment to Schedule A dated December 31, 2004 to the Selling and Services Agreement dated February 1, 2001 by and among Legg Mason Wood Walker, Incorporated, The Legg Mason Funds, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.125)

(Retail) Second Amendment dated August 5, 2009 to the Selling and Services Agreement dated February 1, 2001 and amended on December 31, 2004 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Legg Mason Investor Services, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.126)

(Retail) Third Amendment dated February 1, 2010 (effective December 4, 2009) to the Selling and Services Agreement dated February 1, 2001 and amended on December 31, 2004 and August 5, 2009 by and among Legg Mason Investor Services, LLC, ING Life Insurance and annuity company, ING Institutional Plan Services, LLP and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.127)

(Retail) Fund Participation Agreement dated February 1, 2001 by and between Aetna Life Insurance and Annuity Company and Legg Mason Wood Walker, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.128)

(Retail) First Amendment dated March 1, 2011 to the Fund Participation Agreement dated February 1, 2001 by and among Legg Mason Investor Services, LLC, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.129)

(Retail) Second Amendment dated September 27, 2012 to the Fund Participation Agreement dated February 1, 2001 and amended on March 1, 2011 by and among Legg Mason Investor Services, LLC, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.130)

(Retail) Third Amendment dated December 17, 2014 to the Fund Participation Agreement dated February 1, 2001 and amended on March 1, 2011 and September 27, 2012 by and among Legg Mason Investor Services, LLC, Voya Retirement Insurance and Annuity Company (formerly ING Life insurance and Annuity Company) and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.131)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Legg Mason Investor Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.132)

(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.133)

(Retail) First Amendment dated March 13, 2009 to the Selling and Services Agreement dated April 30, 2001 between ING Financial Services, LLC (formerly Aetna Investment Services, LLC), ING Institutional Plan Services, LLP, ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributor, L.P.) prior thereto CDC IXIS Asset Management Distributors, L.P. (Loomis Sayles) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.134)

(Retail) Letter Agreement dated January 16, 2002 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.135)

(Retail) Letter Agreement dated May 20, 2003 and effective on July 1, 2003 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.136)

Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P. (Loomis Sayles), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.137)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated August 15, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Metropolitan West Asset Management, LLC, Metropolitan West Funds and BNY Mellon Distributors Inc.

(8.138)

(Retail) First Amendment dated November 25, 2014to the Selling and Services Agreement and Fund Participation Agreement dated August 15, 2010 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plans Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), Metropolitan West Asset Management, LLC, Metropolitan West Funds and Foreside Funds Distributors LLC (formerly BNY Mellon Distributors Inc.) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.139)

Rule 22c-2 Agreement made and entered into as of August 15, 2010 between Metropolitan West Funds, BNY Mellon Distributors Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc.

(8.140)

(Retail) Participation Agreement dated September 15, 2000 by and between MFS Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.141)

(Retail) First Amendment effective January 1, 2007 to the Participation Agreement dated September 15, 2000 between ING Life Insurance and Annuity Company, MFS Fund Distributors, Inc. and MFS Service Center, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.142)

(Retail) Second Amendment effective June 1, 2008 to the Participation Agreement dated September 15, 2000 and amended on January 1, 2007 by and among ING Life Insurance and Annuity Company, MFS Fund Distributors, Inc. and MFS Service Center, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.143)

(Retail) Third Amendment effective January 1, 2013 the Participation Agreement dated September 15, 2000 and amended on January 1, 2007 and June 1, 2008 by and among ING Life Insurance and Annuity Company, MFS Fund Distributors, Inc. and MFS Service Center, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.144)

(Retail) Service Agreement dated April 1, 1998 by and among Aetna Life Insurance and Annuity Company, Aetna Investment Services, Inc. and MFS Fund Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.145)

(Retail) Amendment No. 1 dated as of June 24, 1998 to the Service Agreement dated April 1, 1998 by and among Aetna Life Insurance and Annuity Company, Aetna Investment Services, Inc. and MFS Fund Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.146)

(Retail) Amendment No. 2 dated as of December 28, 1998 to the Service Agreement dated April 1, 1998 and amended on June 24, 1998 by and among Aetna Life Insurance and Annuity Company, Aetna Investment Services, Inc. and MFS Fund Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.147)

(Retail) Amendment No. 3 dated July 1, 1999 to the Service Agreement dated April 1, 1998 and amended on June 24, 1998 and December 28, 1998 by and among Aetna Life Insurance and Annuity Company, Aetna Investment Services, Inc. and MFS Fund Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.148)

(Retail) Fourth Amendment dated as of August 3, 2009 to the Service Agreement dated April 1, 1998 and amended on June 24, 1998, December 28, 1998 and July 1, 1999 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, MFS Fund Distributors, Inc. and MFS Service Center, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.149)

Rule 22c-2 Agreement dated April 16, 2007, is effective as of October 16, 2007 between MFS Fund Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.150)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated August 10, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Munder Series Trust and Munder Series Trust II • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.151)

(Retail) First Amendment dated February 5, 2009 to the Selling and Services Agreement and Participation Agreement dated August 10, 2005 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Munder Series Trust and Munder Series Trust II • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.152)

Rule 22c-2 Agreement dated April 16, 2007, is effective as of October 16, 2007 between Munder Series Trust and Munder Series Trust II and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.153)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC

(8.154)

(Retail) First Amendment dated June 19, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC

(8.155)

Rule 22c-2 Agreement dated April 16, 2007, is effective as of October 16, 2007 between Neuberger Berman Management Inc. and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc.

(8.156)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of September 11, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Nuveen Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.157)

(Retail) Replacement Attachment A dated July 30, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated September 11, 2007 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.158)

(Retail) First Amendment dated December 1, 2010 to the Selling and Services Agreement and Participation Agreement dated September 11, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Nuveen Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.159)

(Retail) Second Amendment dated June 1, 2013 to the Selling and Services Agreement and Participation Agreement dated September 11, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Nuveen Investments, LLC and amended on December 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.160)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Nuveen Investments, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.161)

(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.162)

(Retail) First Amendment dated October 1, 2012 to the Participation Agreement dated as of August 15, 2000 between ING Life Insurance and Annuity Company, OppenheimerFunds Distributor, Inc. and OppenheimerFunds Services • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-134760), as filed on December 20, 2012.

(8.163)

(Retail) Second Amendment dated February 1, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.164)

(Retail) Third Amendment dated November 4, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.165)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.166)

Parnassus Selling and Services Agreement and Fund Participation Agreement dated 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Parnassus Funds Distributor • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(8.167)

Rule 22c-2 Agreement made and entered as of this 1 day of September, 2008 between Parnassus Funds Distributors and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(8.168)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.169)

(Retail) First Amendment entered into as of December 31, 2003 to Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC (renamed Allianz Global Investors Distributors LLC) dated as of March 11, 2003 and amended on July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.170)

(Retail) Sixth Amendment dated as of January 9, 2014 to the Selling and Services Agreement and Participation Agreement dated as of March 11, 2003 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING USA Annuity and Life Insurance Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Allianz Global Investors Distributors LLC and Allianz Global Investors Fund Management LLC and amended on December 31, 2003, July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.171)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.172)

(Retail) Service Agreement dated May 1, 2002 by and among ING Financial Advisers, LLC, ING Life Insurance and Annuity Company and Prudential Investment Management Services LLC and Prudential Mutual Fund Services LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.173)

(Retail) First Amendment dated as of August 14, 2009 to the Services Agreement dated May 1, 2002 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Prudential Investment Management Services LLC and Prudential Mutual Fund Services LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.174)

(Retail) Fund Participation Agreement dated May 1, 2002 by and between ING Life Insurance and Annuity Company, Prudential Investment Management Services LLC and Prudential Mutual Fund Services LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.175)

Rule 22c-2 Agreement dated March 26, 2007, is effective as of October 16, 2007 between Prudential Investment Management Services LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.176)	(Retail) Fund Participation Agreement October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.
(8.177)

(Retail) Amendment dated January 1, 2001 to Fund Participation Agreement dated October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.

(8.178)

(Retail) Amendment dated January 1, 2002 to Fund Participation Agreement dated October 10, 2000 Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.

(8.179)

(Retail) Amendment dated January 1, 2003 to Fund Participation Agreement dated as of October 10, 2000 by and among ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), T. Rowe Price Investment Services, Inc. and T. Rowe Services, Inc.

(8.180)

(Retail) Amendment dated March 4, 2003 to Fund Participation Agreement dated October 10, 2000 among ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, T. Rowe Price Investment Services, Inc. and T. Rowe Services, Inc.

(8.181)

Rule 22c-2 Agreement dated April 16, 2007, is effective as of October 16, 2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc.

(8.182)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of May 1, 2004 by and among ING Life Insurance and Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC, and TCW Brokerage Services • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.183)

(Retail) First Amendment dated as of March 30, 2009 to the Selling and Services Agreement and Participation Agreement dated May 1, 2004 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and TCW Brokerage Services • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.184)

(Retail) Schedule A dated May 1, 2005 to the Selling and Services Agreement and Fund Participation Agreement dated May 1, 2004 between ING Life Insurance and Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and TCW Brokerage Services as amended on March 30, 2009 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.185)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between TCW Brokerage Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 10, 2015.

(8.186)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated January 7, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and M. J. Whitman LLC (Third Avenue) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.187)

Rule 22c-2 Agreement dated January 7, 2010 between M.J. Whitman LLC (Third Avenue), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.188)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of August 10, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Touchstone Securities, Inc. and Touchstone Advisors, Inc.

(8.189)

(Retail) First Amendment dated January 29, 2015 to the Selling and Services Agreement and Fund Participation Agreement dated August 10, 2010 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, Touchstone Securities, Inc. and Touchstone Advisors, Inc.

(8.190)	Rule 22c-2 Agreement dated August 10, 2010 between Touchstone Securities, Inc., ING Life Insurance and Annuity Company, ING National Trust and ING Institutional Plan Services, LLC
(8.191)

Selling and Services Agreement and Fund Participation Agreement dated January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(8.192)

First Amendment dated as of September 17, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated as of January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.193)

Rule 22c-2 Agreement dated January 17, 2011 among USAA Mutual Funds Trust, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(8.194)

Selling and Services Agreement and Fund Participation Agreement dated September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.195)

First Amendment dated April 1, 2008 to Selling and Services Agreement and Fund Participation Agreement effective as of September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. and amended on February 18, 2009, March 21, 2011, August 11, 2011 and November 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 15, 2008, and by reference to Post-Effective Amendment No. 5 (File No. 333-130822), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 3 (File No. 333-167680), as filed on April 4, 2012, and by reference to Post-Effective Amendment No. 13 (File No. 333-134760), as filed on December 20, 2012.

(8.196)

Fifth Amendment dated as November 1, 2012 to Selling and Services Agreement and Participation Agreement effective as of September 26, 2005 by and among Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.197)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.198)

First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.199)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.200)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.201)

First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between Columbia Management Investment Services Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 4, 2012.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Alain M. Karaoglan	230 Park Avenue New York, NY 10169	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director
Chetlur S. Ragavan	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Michael S. Smith	1475 Dunwoody Drive West Chester, PA 19380	Director
Ewout L. Steenbergen	230 Park Avenue New York, NY 10169	Director and Executive Vice President, Finance
Tina A. Campbell	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Senior Vice President and Deputy General Counsel
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Ralph R. Ferraro	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Michael J. Gioffre	One Orange Way Windsor, CT 06095-4774	Senior Vice President, Compliance
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Carolyn M. Johnson	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Mark B. Kaye	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Appointed Actuary
Richard T. Mason	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Gilbert E. Mathis	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer

Name	Principal Business Address	Positions and Offices with Depositor
Steven T. Pierson	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Kristi L. Cooper	909 Locust Street Des Moines, IA 50309	Vice President, Compliance
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Spencer T. Shell	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Separate Account B of Voya Insurance and Annuity Company (File No. 333-196391), as filed with the Securities and Exchange Commission on April 7, 2015.

Item 27. Number of Contract Owners

As of April 30, 2015, there were 634,917 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
James L. Nichols, IV	One Orange Way Windsor, CT 06095-4774	Director and President
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Richard H. Linton, Jr.	One Orange Way Windsor, CT 06095-4774	Director
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Brian M. Wilson	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Secretary

Name	Principal Business Address	Positions and Offices with Underwriter
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
M. Bishop Bastien	1474 Stone Point Drive, Suite 129 Roseville, CA 95661	Vice President
Dianne C. Bogoian	One Orange Way Windsor, CT 06095-4774	Vice President
Mary K. Carey-Reid	One Orange Way Windsor, CT 06095-4774	Vice President
Nancy D. Clifford	One Orange Way Windsor, CT 06095-4774	Vice President
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Vice President
Molly A. Garrett	One Orange Way Windsor, CT 06095-4774	Vice President
Bernard P. Heffernon	10740 Nall Avenue, Suite 120 Overland Park, KS 66211	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
David A. Kelsey	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Richard T. Mason	One Orange Way Windsor, CT 06095-4774	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Spencer T. Shell	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
C. Nikol Gianopoulos	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

Name	Principal Business Address	Positions and Offices with Underwriter
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Nelson	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Terry L. Owens	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$50,785,659.69

* Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2014.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-167680) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 21st day of May, 2015.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Alain M. Karaoglan*
Alain M. Karaoglan President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Alain M. Karaoglan*	Director and President	)
Alain M. Karaoglan	(principal executive officer))
)
Mark B. Kaye*	Senior Vice President and Chief Financial Officer	)
Mark B. Kaye	(principal financial officer))
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)	May
Steven T. Pierson	(principal accounting officer))		21, 2015
)
Rodney O. Martin, Jr.*	Director	)
Rodney O. Martin, Jr.		)
)
	Director	)
Charles P. Nelson		)
)
Chetlur S. Ragavan*	Director	)
Chetlur S. Ragavan		)

Michael S. Smith*	Director	)
Michael S. Smith		)
)
Ewout L. Steenbergen*	Director	)
Ewout L. Steenbergen		)

By:	/s/J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C Exhibit Index

Exhibit No.

Exhibit

24(b)(8.1)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of December 1, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Aberdeen Fund Distributors, LLC

24(b)(8.2)

(Retail) First Amendment dated as of May 17, 2011 to the Selling and Services Agreement and Fund Participation Agreement dated December 1, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Aberdeen Fund Distributors LLC

24(b)(8.3)

(Retail) Second Amendment dated as of March 1, 2012 to the Selling and Services Agreement and Fund Participation Agreement dated December 1, 2009, as amended by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Aberdeen Fund Distributors LLC

24(b)(8.4)

(Retail) Third Amendment dated as of May, 17, 2012 to the Selling and Services Agreement and Fund Participation Agreement dated December 1, 2009, as amended by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services LLC, ING Financial Advisers, LLC and Aberdeen Fund Distributors LLC

24(b)(8.5)

Rule 22c-2 Agreement made and entered into December 1, 2009 between Aberdeen Fund Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc.

24(b)(8.51)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Delaware Service Company, Inc.

Exhibit No.

Exhibit

24(b)(8.52)	(Retail) Schedule A-1 (Delaware Investments Fund List) dated April 17, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009

24(b)(8.53)	(Retail) Schedule A-1 (Delaware Investments Fund List) dated September 30, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009

24(b)(8.54)	(Retail) Schedule A-1 (Delaware Investments Fund List) dated August 1, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009

24(b)(8.55)	Rule 22c-2 Agreement made and entered into March 17, 2009 between Delaware Service Company, Inc., ING Life Insurance and Annuity Company and ING National Trust

24(b)(8.56)

(Retail) DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008 between ING Financial Advisers, LLC, ING Life Insurance and Annuity Company, DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.

24(b)(8.57)

(Retail) Amendment No. 1 dated May 20, 2009 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008 by and among ING Financial Advisers, LLC, ING Life Insurance and Annuity Company, DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.

24(b)(8.58)

(Retail) Amendment No. 2 dated May 1, 2012 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008, as amended on May 20, 2009 by and among ING Financial Advisers, LLC, ING Life Insurance and Annuity Company, DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.

24(b)(8.59)	(Retail) Schedule B (Portfolios) dated April 15, 2009 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008

24(b)(8.60)	(Retail) Schedule B (Portfolios) dated April 24, 2009 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008

Exhibit No.

Exhibit

24(b)(8.61)	(Retail) Schedule B (Portfolios) dated August 30, 2012 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008

24(b)(8.62)	(Retail) Schedule B (Portfolios) dated January 25, 2013 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008

24(b)(8.63)	(Retail) Schedule B (Portfolios) dated March 26, 2015 to the DFA Investment Dimensions Group and Dimensional Investment Group Inc. Administrative Service Agreement dated July 9, 2008

24(b)(8.64)	Rule 22c-2 Agreement dated July 9, 2008 between DFA Investment Dimension Group, Dimensional Investment Group Inc., ING Life Insurance and Annuity Company and ING National Trust

24(b)(8.137)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated August 15, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Metropolitan West Asset Management, LLC, Metropolitan West Funds and BNY Mellon Distributors Inc.

24(b)(8.139)

Rule 22c-2 Agreement made and entered into as of August 15, 2010 between Metropolitan West Funds, BNY Mellon Distributors Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc.

24(b)(8.153)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC

24(b)(8.154)

(Retail) First Amendment dated June 19, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC

Exhibit No.

Exhibit

24(b)(8.155)

Rule 22c-2 Agreement dated April 16, 2007, is effective as of October 16, 2007 between Neuberger Berman Management Inc. and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc.

24(b)(8.176)	(Retail) Fund Participation Agreement October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.

24(b)(8.177)

(Retail) Amendment dated January 1, 2001 to Fund Participation Agreement dated October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.

24(b)(8.178)

(Retail) Amendment dated January 1, 2002 to Fund Participation Agreement dated October 10, 2000 Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.

24(b)(8.179)

(Retail) Amendment dated January 1, 2003 to Fund Participation Agreement dated as of October 10, 2000 by and among ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), T. Rowe Price Investment Services, Inc. and T. Rowe Services, Inc.

24(b)(8.180)

(Retail) Amendment dated March 4, 2003 to Fund Participation Agreement dated October 10, 2000 among ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, T. Rowe Price Investment Services, Inc. and T. Rowe Services, Inc.

24(b)(8.181)

Rule 22c-2 Agreement dated April 16, 2007, is effective as of October 16, 2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc.

Exhibit No.

Exhibit

24(b)(8.188)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of August 10, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Touchstone Securities, Inc. and Touchstone Advisors, Inc.

24(b)(8.189)

(Retail) First Amendment dated January 29, 2015 to the Selling and Services Agreement and Fund Participation Agreement dated August 10, 2010 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, Touchstone Securities, Inc. and Touchstone Advisors, Inc.

24(b)(8.190)	Rule 22c-2 Agreement dated August 10, 2010 between Touchstone Securities, Inc., ING Life Insurance and Annuity Company, ING National Trust and ING Institutional Plan Services, LLC

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney